Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000159123
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Investor Class
Trading Symbol	PRIJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Investor Class	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging market equities rallied over the period, outperforming their developed market peers. A weaker U.S. dollar and a rotation away from U.S. assets were tailwinds, while anticipation for Federal Reserve rate cuts and optimism about artificial intelligence (AI) buoyed sentiment.

  Stock selection in financials contributed the most to relative performance versus the MSCI Emerging Markets Index Net. Significant contributors included Hungary’s OTP Bank, which benefited from upbeat sentiment toward Europe; Chinese online brokerage Futu Holdings, which fared well on improved capital market activities; and South Korea’s Samsung Life Insurance, which gained amid solid earnings and hopes for better shareholder returns. Stock selection in information technology added value as enthusiasm for AI-exposed companies boosted shares of South Korean and Taiwanese technology hardware and semiconductor names, including SK Hynix, Samsung Electronics, and Chroma ATE.

  Conversely, security selection in China dampened relative performance. Integrated circuit supplier Silergy was a large detractor amid expectations of a delayed recovery in the analog space. Not holding Tencent Holdings, which does not fit our “forgotten stock” framework, weighed on relative returns. However, a position in Prosus, which holds a large stake in Tencent, mitigated our losses.

  The fund seeks to invest in companies that appear to be undervalued and/or temporarily out of favor with investors but have identifiable improvement drivers. Over the year, we adjusted our positioning in China, investing in names with visible growth prospects and the potential to benefit from policy reforms, while exiting lower-conviction holdings that performed well. Conversely, we reduced our Thailand and Saudi Arabia exposure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Discovery Stock Fund (Investor Class)	30.45%	12.03%	8.47%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	27.91	7.46	7.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,657,257,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,485,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,657,257 Number of Portfolio Holdings70
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	24.8%
Financials	24.1
Consumer Discretionary	15.6
Industrials & Business Services	8.7
Materials	8.6
Communication Services	5.7
Energy	4.6
Real Estate	2.0
Health Care	1.5
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Samsung Electronics	6.1%
Taiwan Semiconductor Manufacturing	5.4
Alibaba Group Holding	4.7
SK hynix	4.1
Prosus	2.6
ASE Technology Holding	2.2
ICICI Bank	2.2
NetEase	2.2
Reliance Industries	2.1
MediaTek	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159124
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Advisor Class
Trading Symbol	PAIJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Advisor Class	$178	1.55%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging market equities rallied over the period, outperforming their developed market peers. A weaker U.S. dollar and a rotation away from U.S. assets were tailwinds, while anticipation for Federal Reserve rate cuts and optimism about artificial intelligence (AI) buoyed sentiment.

  Stock selection in financials contributed the most to relative performance versus the MSCI Emerging Markets Index Net. Significant contributors included Hungary’s OTP Bank, which benefited from upbeat sentiment toward Europe; Chinese online brokerage Futu Holdings, which fared well on improved capital market activities; and South Korea’s Samsung Life Insurance, which gained amid solid earnings and hopes for better shareholder returns. Stock selection in information technology added value as enthusiasm for AI-exposed companies boosted shares of South Korean and Taiwanese technology hardware and semiconductor names, including SK Hynix, Samsung Electronics, and Chroma ATE.

  Conversely, security selection in China dampened relative performance. Integrated circuit supplier Silergy was a large detractor amid expectations of a delayed recovery in the analog space. Not holding Tencent Holdings, which does not fit our “forgotten stock” framework, weighed on relative returns. However, a position in Prosus, which holds a large stake in Tencent, mitigated our losses.

  The fund seeks to invest in companies that appear to be undervalued and/or temporarily out of favor with investors but have identifiable improvement drivers. Over the year, we adjusted our positioning in China, investing in names with visible growth prospects and the potential to benefit from policy reforms, while exiting lower-conviction holdings that performed well. Conversely, we reduced our Thailand and Saudi Arabia exposure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Discovery Stock Fund (Advisor Class)	29.83%	11.56%	8.05%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	27.91	7.46	7.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,657,257,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,485,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,657,257 Number of Portfolio Holdings70
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	24.8%
Financials	24.1
Consumer Discretionary	15.6
Industrials & Business Services	8.7
Materials	8.6
Communication Services	5.7
Energy	4.6
Real Estate	2.0
Health Care	1.5
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Samsung Electronics	6.1%
Taiwan Semiconductor Manufacturing	5.4
Alibaba Group Holding	4.7
SK hynix	4.1
Prosus	2.6
ASE Technology Holding	2.2
ICICI Bank	2.2
NetEase	2.2
Reliance Industries	2.1
MediaTek	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184325
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	I Class
Trading Symbol	REVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - I Class	$113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging market equities rallied over the period, outperforming their developed market peers. A weaker U.S. dollar and a rotation away from U.S. assets were tailwinds, while anticipation for Federal Reserve rate cuts and optimism about artificial intelligence (AI) buoyed sentiment.

  Stock selection in financials contributed the most to relative performance versus the MSCI Emerging Markets Index Net. Significant contributors included Hungary’s OTP Bank, which benefited from upbeat sentiment toward Europe; Chinese online brokerage Futu Holdings, which fared well on improved capital market activities; and South Korea’s Samsung Life Insurance, which gained amid solid earnings and hopes for better shareholder returns. Stock selection in information technology added value as enthusiasm for AI-exposed companies boosted shares of South Korean and Taiwanese technology hardware and semiconductor names, including SK Hynix, Samsung Electronics, and Chroma ATE.

  Conversely, security selection in China dampened relative performance. Integrated circuit supplier Silergy was a large detractor amid expectations of a delayed recovery in the analog space. Not holding Tencent Holdings, which does not fit our “forgotten stock” framework, weighed on relative returns. However, a position in Prosus, which holds a large stake in Tencent, mitigated our losses.

  The fund seeks to invest in companies that appear to be undervalued and/or temporarily out of favor with investors but have identifiable improvement drivers. Over the year, we adjusted our positioning in China, investing in names with visible growth prospects and the potential to benefit from policy reforms, while exiting lower-conviction holdings that performed well. Conversely, we reduced our Thailand and Saudi Arabia exposure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Emerging Markets Discovery Stock Fund (I Class)	30.58%	12.20%	8.03%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	27.91	7.46	7.37

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,657,257,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,485,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,657,257 Number of Portfolio Holdings70
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	24.8%
Financials	24.1
Consumer Discretionary	15.6
Industrials & Business Services	8.7
Materials	8.6
Communication Services	5.7
Energy	4.6
Real Estate	2.0
Health Care	1.5
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Samsung Electronics	6.1%
Taiwan Semiconductor Manufacturing	5.4
Alibaba Group Holding	4.7
SK hynix	4.1
Prosus	2.6
ASE Technology Holding	2.2
ICICI Bank	2.2
NetEase	2.2
Reliance Industries	2.1
MediaTek	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219341
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Z Class
Trading Symbol	TRFZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging market equities rallied over the period, outperforming their developed market peers. A weaker U.S. dollar and a rotation away from U.S. assets were tailwinds, while anticipation for Federal Reserve rate cuts and optimism about artificial intelligence (AI) buoyed sentiment.

  Stock selection in financials contributed the most to relative performance versus the MSCI Emerging Markets Index Net. Significant contributors included Hungary’s OTP Bank, which benefited from upbeat sentiment toward Europe; Chinese online brokerage Futu Holdings, which fared well on improved capital market activities; and South Korea’s Samsung Life Insurance, which gained amid solid earnings and hopes for better shareholder returns. Stock selection in information technology added value as enthusiasm for AI-exposed companies boosted shares of South Korean and Taiwanese technology hardware and semiconductor names, including SK Hynix, Samsung Electronics, and Chroma ATE.

  Conversely, security selection in China dampened relative performance. Integrated circuit supplier Silergy was a large detractor amid expectations of a delayed recovery in the analog space. Not holding Tencent Holdings, which does not fit our “forgotten stock” framework, weighed on relative returns. However, a position in Prosus, which holds a large stake in Tencent, mitigated our losses.

  The fund seeks to invest in companies that appear to be undervalued and/or temporarily out of favor with investors but have identifiable improvement drivers. Over the year, we adjusted our positioning in China, investing in names with visible growth prospects and the potential to benefit from policy reforms, while exiting lower-conviction holdings that performed well. Conversely, we reduced our Thailand and Saudi Arabia exposure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Emerging Markets Discovery Stock Fund (Z Class)	31.87%	13.33%	16.72%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	27.91	7.46	12.39

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,657,257,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,485,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,657,257 Number of Portfolio Holdings70
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	24.8%
Financials	24.1
Consumer Discretionary	15.6
Industrials & Business Services	8.7
Materials	8.6
Communication Services	5.7
Energy	4.6
Real Estate	2.0
Health Care	1.5
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Samsung Electronics	6.1%
Taiwan Semiconductor Manufacturing	5.4
Alibaba Group Holding	4.7
SK hynix	4.1
Prosus	2.6
ASE Technology Holding	2.2
ICICI Bank	2.2
NetEase	2.2
Reliance Industries	2.1
MediaTek	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless